Commitments and Contingencies	12 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

16. COMMITMENTS AND CONTINGENCIES

The Company entered into operating leases for the office in Hong Kong for term of two year. The Company’s commitments for minimum lease payment under these operating lease obligation as of June 30, 2025 is listed in section “Note 7 — RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES”.

From time to time, the Company is party to certain legal proceedings, as well as certain asserted and un-asserted claims. Amounts accrued, as well as the total amount of reasonably possible losses with respect to such matters, individually and in the aggregate, are not deemed to be material to the consolidated financial statements.